Operations (Tables)	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure of joint ventures [line items]
Summary of Detailed Information of Joint Ventures
At the closing date, considering the first contribution by RV, the ownership interest (i) of the Company was 55% of the total capital, being 50% of the voting shares and 100% of the preferred shares, and (ii) of RV was 45% of the total capital, equivalent to 50% of the voting shares, as follows:

	Ordinary shares		Preferred shares		Total
	Quantity	%	Quantity	%	participation (%)
Boa Vista	161,000,000	50	35,000,000	100	55
RV	161,000,001	50	—	—	45

Total	322,000,001	100	35,000,000	100	100